EATON VANCE DIVIDEND BUILDER FUND
Supplement to
Summary Prospectus dated May 1, 2014,

as revised July 1, 2014

Class B shares are no longer available.  All references to Class B shares are removed from the Summary Prospectus.

November 3, 2014

      16530 11.3.14